Finance costs - net	12 Months Ended
Dec. 31, 2022
Finance costs - net
Finance costs - net

9     Finance costs — net

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Finance income
Interest income on bank deposits	77,237	28,823	14,709

Finance costs
Interest expense on borrowings	(127,585)	(56,534)	(17,303)
Interest expense on lease liabilities	(7,736)	(5,803)	(7,578)
Interest expense on redemption liability	(14,326)	(12,406)	(10,287)
Bank charges	(716)	(1,894)	(2,005)
	(150,363)	(76,637)	(37,173)

	(73,126)	(47,814)	(22,464)